S000034697 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	155 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.50%	1.70%	3.64%
MSCI EM Asia Custom Capped Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	11.96%	3.08%	4.82%
iShares MSCI Emerging Markets Asia ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.71%	2.22%	4.19%
Performance Inception Date					Feb. 08, 2012
iShares MSCI Emerging Markets Asia ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.53%	1.99%	3.88%
iShares MSCI Emerging Markets Asia ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.93%	1.91%	3.43%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	The MSCI EM Asia Custom Capped Index (Spliced) reflects the performance of the MSCI Emerging Markets Asia Index (Net) through May 31, 2018 and the MSCI EM Asia Custom Capped Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.